Subsequent Event - Additional Information (Detail) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2016 USD ($) Loan	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Nov. 02, 2016
Subsequent Event [Line Items]
Total Loans amount, placed on nonaccrual status		$ 4,858		$ 4,858		$ 6,433		$ 1,954
Provision for impairment reserves		259	$ 84	407	$ 354	1,597		611
Total asset		468,274		468,274		$ 456,296	[1]	$ 390,486
Bank's commercial borrowers pleaded guilty in a federal court
Subsequent Event [Line Items]
Number of loans | Loan	5
Total Loans amount, placed on nonaccrual status	$ 2,200
Provision for impairment reserves	$ 691
Virginia BanCorp
Subsequent Event [Line Items]
Total asset		325,100		325,100
Total shareholders' equity		$ 35,700		$ 35,700
Subsequent Event | Virginia BanCorp
Subsequent Event [Line Items]
Minority interest ownership percentage by parent									51.00%
Minority interest ownership percentage by non-controlling owners									49.00%
Common stock exchange ratio									1.178

[1]	Derived from Audited December 31, 2015 Financial Statements